CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,157,200	$ 338,506	¥ 957,820
Term deposits	2,815,509	441,815	1,092,921
Short-term investments	2,239,596	351,441	1,046,000
Trade receivables	831,628	130,501	486,046
Amounts due from related parties	18,196	2,855	13,843
Prepayments and other current assets	272,075	42,695	123,536
Total current assets	8,334,165	1,307,813	3,720,166
Non-current assets:
Property and equipment, net	9,865	1,548	8,105
Intangible assets, net	68,308	10,719	23,478
Goodwill	73,663	11,559
Long-term investments	19,127	3,001
Term deposits	159,393	25,012
Right-of-use assets	126,500	19,852	3,241
Other non-current assets	14,132	2,218	6,451
Total non-current assets	471,000	73,909	41,275
Total assets	8,805,165	1,381,722	3,761,441
Current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of RMB152,482 and RMB 295,911 as of December 31, 2020 and 2021, respectively)
Accounts payable and accrued liabilities	1,026,534	161,086	501,848
Salary and welfare payables	313,676	49,223	231,847
Taxes payables	66,184	10,386	7,066
Contract liabilities	239,757	37,623	159,995
Amounts due to related parties	83,591	13,117	45,983
Short-term lease liabilities	40,525	6,359	2,893
Other current liabilities	127,447	19,999	64,936
Total current liabilities	1,897,714	297,793	1,014,568
Non-current liabilities (including amounts of the consolidated VIEs and their subsidiaries without recourse to the primary beneficiaries of nil and RMB 26,158 as of December 31, 2020 and 2021, respectively)
Long-term lease liabilities	82,133	12,888
Deferred tax liabilities	14,030	2,202
Other non-current liabilities	73,139	11,477
Total non-current liabilities	169,302	26,567
Total liabilities	2,067,016	324,360	1,014,568
Commitments and contingencies (See Note 16)
Mezzanine equity:
Total mezzanine equity			7,891,348
Shareholders' (deficit) / equity:
Additional paid-in capital	13,350,347	2,094,961
Accumulated other comprehensive loss	(339,118)	(53,215)	(195,928)
Accumulated deficit	(6,280,816)	(985,597)	(4,948,593)
Total Zhihu Inc.'s shareholders' (deficit)/equity	6,730,654	1,056,186	(5,144,475)
Noncontrolling interests	7,495	1,176
Total shareholders' (deficit)/equity	6,738,149	1,057,362	(5,144,475)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	8,805,165	1,381,722	3,761,441
Series A convertible redeemable preferred stock
Mezzanine equity:
Total mezzanine equity			89,551
Series B convertible redeemable preferred stock
Mezzanine equity:
Total mezzanine equity			220,403
Series C convertible redeemable preferred stock
Mezzanine equity:
Total mezzanine equity			556,552
Series D convertible redeemable preferred stock
Mezzanine equity:
Total mezzanine equity			943,841
Series D1 Convertible Redeemable Preferred Stock
Mezzanine equity:
Total mezzanine equity			315,239
Series E convertible redeemable preferred stock
Mezzanine equity:
Total mezzanine equity			2,244,966
Series F convertible redeemable preferred stock
Mezzanine equity:
Total mezzanine equity			3,520,796
Class A Ordinary shares
Shareholders' (deficit) / equity:
Ordinary shares	226	35	31
Class B Ordinary shares
Shareholders' (deficit) / equity:
Ordinary shares	¥ 15	$ 2	¥ 15